PREPAIDS AND OTHER	12 Months Ended
Dec. 31, 2011
PREPAIDS AND OTHER
9.	PREPAIDS AND OTHER

The components of prepaids and other at December 31 were as follows:

	2011	2010

Property taxes, insurance and licences	$2.0	$2.3
Derivative financial instruments	2.5	8.0
Future income tax assets (note 16)	13.1	14.3
Other	2.4	3.1
	$20.0	$27.7